Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 1, 2013

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Laudus Institutional Trust (File Nos. 333-50529 and 811-08759)

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional International Equity Fund

Post-Effective Amendment No. 27

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated July 29, 2013, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Catherine MacGregor

Catherine MacGregor

Vice President

Charles Schwab Investment Management, Inc.